Vessels	12 Months Ended
Dec. 31, 2013
Vessels In Operation
Vessels

5. Vessels in Operation

	Vessel	Drydocking	Total
Cost
December 31, 2011	$522,918,357	$9,405,902	$532,324,259
Transfer in from vessels under construction	54,503,372	500,000	55,003,372
Additions	99,996,325	458,334	100,454,659

December 31, 2012	$677,418,054	$10,364,236	$687,782,290
Additions	470,460,400	5,581,255	476,041,655
Disposals	—	(1,859,974)	(1,859,974)

December 31, 2013	$1,147,878,454	$14,085,517	$1,161,963,971

Accumulated Depreciation
December 31, 2011	$73,465,967	$3,589,926	$77,055,893
Charge for the period	21,959,518	2,106,180	24,065,698

December 31, 2012	$95,425,485	$5,696,106	$101,121,591
Charge for the period	33,334,628	3,141,174	36,475,803
Disposals for the period	—	(1,859,974)	(1,859,974)

December 31, 2013	$128,760,113	$6,977,306	$135,737,420

Net Book Value
December 31, 2013	$1,019,118,341	$7,108,211	$1,026,226,551

December 31, 2012	$581,992,569	$4,668,130	$586,660,699

December 31, 2011	$449,452,390	$5,815,976	$455,268,366

During 2013, the Company took delivery of eleven semi-refrigerated and fully refrigerated handysized liquefied gas carriers from affiliates of A.P. Møller for a total contract price of $470,000,000. Upon signing the agreement on November 14, 2012, the Company paid a 10% deposit, which was transferred to additions in the year to December 31, 2013. Included in the additions for drydockings of $5,581,255 for the year ended December 31, 2013 is an amount of $2,658,333 being the unamortized portion of the drydocking expense for the A.P. Møller vessels on acquisition.

The net book value of vessels that serve as collateral for the Company’s bank loans (Note 8) was $886,289,497 at December 31, 2013.

Vessels Under Construction
Vessels

6. Vessels Under Construction

	2012	2013
Vessels under construction at January 1	$30,183,159	$20,110,888
Payments to shipyard	43,850,300	38,124,000
Payments on novation of shipbuilding contracts	—	—
Other payments including initial stores, capitalized interest and site costs	1,080,801	1,962,598
Transfer to vessels in operation	(55,003,372)	—

Vessels under construction at December 31	$20,110,888	$60,197,486

At December 31, 2013, the Company had committed to construct five 21,000 cbm ethylene capable semi-refrigerated gas carriers; four 22,000 cbm semi-refrigerated gas carriers and one 35,000 cbm ethane capable gas carrier, all at Jiangnan Shipyard (Group) Co. Ltd (“Jiangnan”) in China and for delivery between April 2014 and April 2016. For the year ended December 31, 2013, the Company paid instalments of $38,124,000 (2012: $19,940,000) to the shipyard towards the first eight of these vessels.